Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Allowance for doubtful accounts - trade receivables	$ 9	$ 9
Accumulated depreciation	$ 1,506	$ 1,316
Stockholders' Equity
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Treasury stock, shares	23,986,836	22,921,294
Series A common stock, $0.0001 par value, 400,000,000 shares authorized (2012: 183,629,237 issued and 159,642,401 outstanding; 2011: 179,385,105 issued and 156,463,811 outstanding)
Stockholders' Equity
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	183,629,237	179,385,105
Common stock, shares outstanding	159,642,401	156,463,811
Series B common stock, $0.0001 par value, 100,000,000 shares authorized (2012 and 2011: 0 issued and outstanding)
Stockholders' Equity
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0